Income Tax Expense	12 Months Ended
Dec. 31, 2021
Income Tax Expense
Income Tax Expense

12.Income Tax Expense

	2021	2020	2019
	$’000	$'000	$'000

Current taxes on income	91,692	95,107	3,304
Deferred income taxes (note 16)	(73,712)	74,722	10,214
Total taxes	17,980	169,829	13,518

Reconciliation of effective tax charge
Loss before income tax	(8,141)	(152,853)	(409,974)

Tax calculated at domestic tax rates applicable to profits in respective countries	(4,433)	(66,049)	(71,224)
Tax effects of:
Tax incentives and income not subject to taxation	(46,175)	(34,932)	(39,725)
Expenses not deductible for tax purposes	76,059	82,662	88,792
Movement in deferred tax assets not recognized	74,084	181,403	20,475
Change in tax base*	(86,184)	—	—
Prior year under provision	6,636	478	(43,280)
Other profit‑related taxes	5,239	876	5,813
Foreign tax credit	—	(3,570)	(8,406)
Effects of changes in tax rates**	(5,272)	—	—
Non-deductible share-based payment expense	1,441	1,082	52,136
Foreign exchange effects and other differences	(3,415)	7,879	8,937
Total taxes	17,980	169,829	13,518

Current income tax receivables	128	—	233
Current income tax payables	(68,834)	(48,703)	(30,373)
	(68,706)	(48,703)	(30,140)

* Effect of change in tax base of assets in Brazil following the legal merger of acquired businesses and group holding entities in 2021.

** The rate of Education Tax, a component of the income tax charge in Nigeria, increased from 2% to 2.5% with effect from the year ended December 31, 2021.

The movement in the current income tax is as follows:
At beginning of year	(48,703)	(30,140)	(26,415)
Additions through business combination (note 31)	(3,434)	(1,538)	—
Charged to profit or loss	(91,692)	(95,107)	(3,304)
Paid during the year	29,147	14,540	13,396
Withholding tax netting off	45,849	59,986	—
Exchange difference	127	3,556	(13,817)
At end of year	(68,706)	(48,703)	(30,140)

Deferred income tax assets are recognized for deductible temporary differences and tax losses carried forward only to the extent that the realization of the related tax benefits are expected to be met through the reversal of taxable temporary differences and future taxable profits. For those jurisdictions which have operating losses that are not expected to be utilized against future taxable profits, any deferred tax assets recognized are only to the extent of deferred tax liabilities. Refer to note 16 for deferred income tax.